LEASES (Details) - CNY (¥) ¥ in Thousands	Jun. 30, 2022	Dec. 31, 2021
LEASES
Right-of-use assets	¥ 37,952	¥ 44,288
Lease liabilities	33,213	46,729
Lease liabilities - current	13,745	13,404
Lease liabilities - noncurrent	¥ 19,468	¥ 33,325